Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 2,635,522	$ 7,754,046
Accounts receivable, net	1,522,784	970,626
Due from factor	49,500	49,500
Note receivable, net of allowance	0	82,000
Inventory, net of reserve	4,434,369	4,940,660
Prepaid expenses and other	342,706	216,041
Total current assets	8,984,881	14,012,873
Resalable software license rights	0	48,752
Investment – debt security, net	0	452,821
Equipment and leasehold improvements, net	107,413	69,168
Capitalized contract costs, net	283,069	249,012
Deposits and other assets	8,712	8,712
Note receivable, net of allowance	0	113,000
Operating lease right-of-use assets	197,355	254,100
Intangible assets, net	1,762,825	1,298,077
Goodwill	0	1,262,526
Total non-current assets	2,359,374	3,756,168
TOTAL ASSETS	11,344,255	17,769,041
LIABILITIES
Accounts payable	1,108,279	427,772
Accrued liabilities	1,009,123	828,997
Convertible note payable, net of debt discount	2,596,203	0
Government loan – BBVA Bank, current portion	120,000	0
Deferred revenue - current	462,418	565,355
Operating lease liabilities, current portion	159,665	177,188
Total current liabilities	5,455,688	1,999,312
Deferred revenue, net of current portion	52,134	67,300
Deferred tax liability	170,281	0
Government loan – BBVA Bank, net of current portion	326,767	0
Operating lease liabilities, net of current portion	37,829	86,974
Total non-current liabilities	587,011	154,274
TOTAL LIABILITIES	6,042,699	2,153,586
STOCKHOLDERS’ EQUITY
Common stock — authorized, 170,000,000 shares; issued and outstanding; 9,190,504 and 7,853,759 of $.0001 par value at December 31, 2022 and December 31, 2021, respectively	919	786
Additional paid-in capital	122,028,612	120,190,139
Accumulated other comprehensive loss	(242,602)	0
Accumulated deficit	(116,485,373)	(104,575,470)
TOTAL STOCKHOLDERS’ EQUITY	5,301,556	15,615,455
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 11,344,255	$ 17,769,041